8. STOCK OPTIONS AND WARRANTS: Schedule of Finder's Warrants Activity (Tables)	12 Months Ended
Sep. 30, 2020
Tables/Schedules
Schedule of Finder's Warrants Activity

The continuity of finder’s warrants for the year ended September 30, 2020 is as follows:

Expiry date	Exercise price	September 30, 2019	Issued	Exercised	Expired	September 30, 2020
December 24, 2019	$0.05	887,250	-	-	(887,250)	-
April 25, 2020	$0.10	240,000	-	-	(240,000)	-
July 9, 2020	$0.05	1,007,125	-	(1,007,125)	-	-
August 16, 2020	$0.14	26,100	-	-	(26,100)	-
February 25, 2021	$0.05	-	1,002,000	(195,900)	-	806,100
Outstanding		2,160,475	1,002,000	(1,203,025)	(1,153,350)	806,100
Weighted average exercise price		$0.06	$0.05	$0.05	$0.06	$0.05

(i)Subsequent to September 30, 2020, a total of 12,000 finder’s warrants were exercised.

As at September 30, 2020, the weighted average contractual remaining life of finder’s warrants is 0.41 years (September 30, 2019 – 0.53 years; September 30, 2018 – 1.60 years).

The continuity of finder’s warrants for the year ended September 30, 2019 is as follows:

Expiry date	Exercise price	September 30, 2018	Issued	Exercised	Expired	September 30, 2019
December 24, 2018	$0.05	-	887,250	-		887,250
April 25, 2020	$0.10	240,000	-	-	-	240,000
August 16, 2020	$0.14	26,100	-	-	-	26,100
July 9, 2020	$0.05	-	1,007,125	-	-	1,007,125
Outstanding		266,100	1,894,375	-	-	2,160,475
Weighted average exercise price		$0.10	$0.05	$Nil	$Nil	$0.06

The continuity of finder’s warrants for the year ended September 30, 2018 is as follows:

Expiry date		Exercise price	September 30, 2017	Issued	Exercised	Expired	September 30, 2018
October 7, 2017	(1)	$0.10	155,000	-	(155,000)	-	-
March 28, 2018	(2)	$0.125	20,000	-	-	(20,000)	-
September 6, 2018	(3)	$0.125	173,600	-	-	(173,600)	-
April 25, 2020		$0.10		240,000	-	-	240,000
August 16, 2020		$0.14	26,100	-	-	-	26,100
Outstanding			374,700	240,000	(155,000)	(193,600)	266,100
Weighted average exercise price			$0.12	$0.10	$0.10	$0.125	$0.10